Income/(loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share

Basic and diluted net income/(loss) per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2019	2020	2021
Numerator:
Net income/(loss)	5,207	(63,415)	(46,041)
Add: Accretion of Series A Preferred Shares	(2,540)	(1,293)	—
Income allocation to participating preferred shareholders	(296)	—	—
Net income/(loss) attributable to ordinary shareholders of the Company for computing basic and diluted net income/(loss) per share	2,371	(64,708)	(46,041)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net income/(loss) per share	232,178,037	259,852,204	285,979,036
Basic and diluted net income/(loss) per ordinary share	0.01	(0.25)	(0.16)

Schedule of Antidilutive Securities Excluded from Inclusion in Calculation of Diluted Earnings Per Share

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2019	2020	2021
Convertible Redeemable Preferred Shares	29,000,000	—	—
Restricted Shares	—	—	2,916,100
Share options awards	17,395,740	22,298,757	19,225,361
Total	46,395,740	22,298,757	22,141,461